Summary Of Interest Costs Incurred (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Other Expense, Nonoperating [Abstract]
Interest costs capitalized	$ 0	$ 4,301	$ 33,141
Interest costs charged - Interest on bank and other borrowings	187,853	204,910	157,908
- Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	35,006	39,423	31,326
- Interest expense on redeemable preferred shares	36,990	0	0
- Settlement of interest rate swap contracts	0	4,484	0
- Change of fair value of interest rate swap contracts	27	10,154	0
- Interest on Long-term payable due to Q-cells	0	0	704
Sub-total	259,876	258,971	189,938
Total interest costs	$ 259,876	$ 263,272	$ 223,079